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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 6, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor Class and Institutional Class shares, as applicable, of each of the Funds listed below:

AIM Dynamics
AIM S&P 500 Index Fund

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM DYNAMICS FUND" on page H-1 of the Statement of Additional Information. The following information is as of July 31, 2007:

                                                                                                                  OTHER ACCOUNTS
                                            OTHER REGISTERED MUTUAL FUNDS   OTHER POOLED INVESTMENT VEHICLES         MANAGED
                        DOLLAR RANGE OF      MANAGED (ASSETS IN MILLIONS)     MANAGED (ASSETS IN MILLIONS)     (ASSETS IN MILLIONS)
                        INVESTMENTS IN           NUMBER OF    ASSETS               NUMBER OF   ASSETS           NUMBER OF
"PORTFOLIO MANAGER         EACH FUND(1)           ACCOUNTS                          ACCOUNTS                      ACCOUNTS   ASSETS
------------------    -------------------        ---------   --------              ---------   ------           ---------   -------
AIM DYNAMICS FUND
Karl F. Farmer        $100,001-$500,000              4       $2,494.0                None      None               None       None
Paul J. Rasplicka     $500,001-$1,000,000            4       $2,494.0                None      None                 4        $0.2

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household."